SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Revenue by Geographical Area Based on Location of Assets
The distribution of revenue by geographical area based on location of assets was as follows:

		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	66,092	33,048	—	—	99,140
Inter-segment revenue	42,147	3,587	—	(45,734)	—

Total revenue	108,239	36,635	—	(45,734)	99,140

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2016	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	63,889	35,718	4	—	99,611
Inter-segment revenue	39,322	5,349	348	(45,019)	—

Total revenue	103,211	41,067	352	(45,019)	99,611

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2015	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	60,431	38,521	1,243	—	100,195
Inter-segment revenue	38,996	6,750	10,484	(56,230)	—

Total revenue	99,427	45,271	11,727	(56,230)	100,195

Schedule of Revenue by Customers' Geographical Area
The distribution of revenue by customers’ geographical area was as follows:

Revenue	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Americas	59,539	61,613	62,421
Asia / Africa	27,131	25,501	22,346
Europe (including Ireland) *	12,470	12,497	15,428

	99,140	99,611	100,195

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

Schedule of Revenue by Major Product Group
The distribution of revenue by major product group was as follows:

Revenue	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Clinical laboratory	73,366	74,166	73,576
Point-of-Care	16,774	16,908	18,810
Laboratory services	9,000	8,537	7,809

	99,140	99,611	100,195

Schedule of Segment Results by Geographical Area
The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment	3,744	1,125	(44)	4,825
Impairment	(9,194)	(32,561)	—	(41,755)

Result after impairment	(5,450)	(31,436)	(44)	(36,930)
Unallocated expenses *				(738)

Operating loss				(37,668)
Net financing expense (Note 3)				(2,207)

Loss before tax				(39,875)
Income tax credit (Note 9)				1,214

Loss for the year on continuing operations				(38,661)
Loss for the year on discontinued operations (Note 10)				(1,609)

Loss for the year				(40,270)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2016	US$‘000	US$‘000	US$‘000	US$‘000
Result before exceptional expenses	4,564	4,270	384	9,218
Impairment	(22,989)	(20,390)	—	(43,379)
Inventory provision	(335)	(4,451)	—	(4,786)

Result after exceptional expenses	(18,760)	(20,571)	384	(38,947)
Unallocated expenses *				(901)

Operating profit				(39,848)
Net financing expense (Note 3)				(2,292)

Loss before tax				(42,140)
Income tax credit (Note 9)				3,557

Loss for the year on continuing operations				(38,583)
Loss for the year on discontinued operations (Note 10)				(62,042)

Loss for the year				(100,625)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2015	US$‘000	US$‘000	US$‘000	US$‘000
Result	4,183	9,782	524	14,489
Unallocated expenses *				(983)

Operating profit				13,506
Net financing income (Note 3)				9,437

Profit before tax				22,943
Income tax expense (Note 9)				(756)

Profit for the year on continuing operations				22,187
Loss for the year on discontinued operations (Note 10)				(391)

Profit for the year				21,796

*	Unallocated expenses represent head office general and administration costs of the Group which cannot be allocated to the results of any specific geographical area.

Schedule of Segment Assets and Segment Liabilities by Geographical Area
The distribution of segment assets and segment liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2017	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	88,714	36,513	3	125,230
Unallocated assets:
Income tax assets (current and deferred)				10,137
Cash and cash equivalents and short-term investments				57,607

Total assets as reported in the Group balance sheet				192,974

Segment liabilities	11,486	104,901	249	116,636
Unallocated liabilities:
Income tax liabilities (current and deferred)				11,142

Total liabilities as reported in the Group balance sheet				127,778

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2016	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	93,589	63,062	71	156,722
Unallocated assets:
Income tax assets (current and deferred)				15,761
Cash and cash equivalents and short-term investments				77,109

Total assets as reported in the Group balance sheet				249,592

Segment liabilities	9,746	108,049	4,534	122,329
Unallocated liabilities:
Income tax liabilities (current and deferred)				18,536

Total liabilities as reported in the Group balance sheet				140,865

Schedule of Long-Lived Assets
The distribution of long-lived assets, which are property, plant and equipment, goodwill and intangible assets and other non-current assets (excluding deferred tax assets), by geographical area was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rest of World – Ireland	15,873	41,909
Rest of World – Other	—	—
Americas	55,812	59,639

	71,685	101,548

Schedule of Depreciation and Amortisation by Geographical Area
The distribution of depreciation and amortisation by geographical area was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Depreciation:
Rest of World – Ireland	1,186	1,072	825
Rest of World – Other	—	304	151
Americas	1,238	2,197	2,081

	2,424	3,573	3,057

Amortisation:
Rest of World – Ireland	1,164	1,533	1,468
Americas	2,139	1,440	1,185

	3,303	2,973	2,653

Schedule of Share-Based Payment Expense by Geographical Area
The distribution of share-based payment expense by geographical area was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Rest of World – Ireland	841	1,187	1,415
Rest of World – Other	—	41	13
Americas	87	153	122

	928	1,381	1,550
Share based-payments – discontinued operations	—	33	—

	928	1,414	1,550

Schedule of Interest Income and Interest Expense by Geographical Area
The distribution of interest income and interest expense by geographical area was as follows:

		Rest of World
Interest Income Year ended December 31, 2017	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$‘000
Interest income earned	44	764	—	—	808
Non-cash financial income	—	2,390	—	—	2,390
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	44	3,154	4,853	(4,853)	3,198

		Rest of World
Interest Expense Year ended December 31, 2017	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$’000
Interest on licence fee	—	40	—	—	40
Interest on finance leases	—	42	—	—	42
Cash interest on exchangeable notes	—	4,600	—	—	4,600
Non-cash interest on exchangeable notes	—	723	—	—	723
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,853	5,405	—	(4,853)	5,405

		Rest of World
Interest Income Year ended December 31, 2016	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$‘000
Interest income earned	21	856	—	—	877
Non-cash financial income	—	2,270	—	—	2,270
Inter-segment interest income	—	—	4,853	(4,853)	—

Total	21	3,126	4,853	(4,853)	3,147

		Rest of World
Interest Expense Year ended December 31, 2016	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$‘000	Total US$’000

Interest on deferred consideration and licence fee	—	66	—	—	66
Interest on finance leases	—	55	—	—	55
Cash interest on exchangeable notes	—	4,600	—	—	4,600
Non-cash interest on exchangeable notes	—	718	—	—	718
Inter-segment interest expense	4,853	—	—	(4,853)	—

Total	4,853	5,439	—	(4,853)	5,439

		Rest of World
Interest Income	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2015	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Interest income earned	4	472	—	—	476
Non-cash financial income	—	13,015	—	—	13,015
Inter-segment interest income	—	—	4,854	(4,854)	—

Total	4	13,487	4,854	(4,854)	13,491

		Rest of World
Interest Expense Year ended December 31, 2015	Americas US$‘000	Ireland US$‘000	Other US$‘000	Eliminations US$’000	Total US$‘000

Interest on deferred consideration and licence fee	—	138	—	—	138
Interest on finance leases	—	33	—	—	33
Cash interest on exchangeable notes	—	3,348	—	—	3,348
Non-cash interest on exchangeable notes	—	535	—	—	535
Inter-segment interest expense	4,854	—	—	(4,854)	—

Total	4,854	4,054	—	(4,854)	4,054

Schedule of Taxation Expense by Geographical Area
The distribution of taxation (expense)/credit by geographical area was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000	December 31, 2015 US$‘000
Rest of World – Ireland	192	2,038	(1,050)
Rest of World – Other	(81)	(48)	(72)
Americas	1,103	1,567	366

	1,214	3,557	(756)

Schedule of Capital Expenditure by Geographical Area
The distribution of capital expenditure by geographical area was as follows:

	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Rest of World – Ireland	7,602	14,431
Rest of World – Other	—	763
Americas	8,080	7,591

	15,682	22,785